Deferred tax - Austria (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognised	£ 1,008,000	£ 0
Loss for the year	118,728,000	49,231,000	£ 22,283,000
Deferred tax liabilities, recognised	7,072,000	7,121,000
Austria
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability, recognised	7,072,000	7,121,000
Deferred tax assets, recognised	0	1,190,000
Loss for the year		4,761,000
Deferred tax liabilities, recognised	£ 7,072,000	£ 8,312,000